SCHEDULE OF DETAILS OF ENTITIES DISPOSED (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Dec. 10, 2024 USD ($)	Nov. 28, 2024 USD ($)
Beijing LOBO [Member]
Multiemployer Plan [Line Items]
Total assets	$ 10,376,776
Total liabilities	6,671,161
Total net liabilities	3,705,615
Total non-controlling interest
Subtotal	3,705,615
Total consideration	3,756,522		$ 3,756,522	¥ 27,000,000
Total gain on disposal of subsidiaries	$ 50,907		$ 50,907
Guangzhou LOBO [Member]
Multiemployer Plan [Line Items]
Total assets		$ 221,376
Total liabilities		842,393
Total net liabilities		(621,017)
Total non-controlling interest
Subtotal		(621,017)
Total consideration		2,501
Total gain on disposal of subsidiaries		623,518			$ 212,594	$ 623,518
Wuxi Jinbang [Member]
Multiemployer Plan [Line Items]
Total assets		4,572,952
Total liabilities		3,322,166
Total net liabilities		1,250,786
Total non-controlling interest		(187,618)
Subtotal		1,063,168
Total consideration		1,275,762
Total gain on disposal of subsidiaries		$ 212,594